Goodwill and Intangible Assets - Summary of Carrying Amounts of Goodwill and Intangible Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance	$ 4,215	$ 4,232	$ 4,233
Distribution networks [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance	806	801	868
Customer relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance	738	795	860
Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance	1,059	991	821
Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance	52	61	67
Fund management contracts and other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance	796	805	$ 798
US wealth and asset management [member] | Fund management contracts and other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance	273	273
Canada wealth and asset management [member] | Fund management contracts and other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance	373	380
Gross Carrying Value [Member] | Distribution networks [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Gross carrying amount of finite life intangible assets	1,332	1,292
Gross Carrying Value [Member] | Customer relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Gross carrying amount of finite life intangible assets	1,130	1,133
Gross Carrying Value [Member] | Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Gross carrying amount of finite life intangible assets	2,310	2,239
Gross Carrying Value [Member] | Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Gross carrying amount of finite life intangible assets	$ 123	$ 130